Risk information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of credit risk exposure

	December 31, 2025
	Maximum credit risk exposure
Skr mn	Assets at fair value through profit or loss	Amortized costs
Cash and cash equivalents	—	7,259
Treasuries/government bonds	13,428	—
Other interest-bearing securities except loans	43,197	—
Loans in the form of interest-bearing securities	—	47,760
Loans to credit institutions	—	27,350
Loans to the public	—	282,509
Derivatives	6,721	—
Shares	—	—
Total financial assets	63,346	364,879

	December 31, 2024
	Maximum credit risk exposure
Skr mn	Assets at fair value through profit or loss	Amortized costs
Cash and cash equivalents	—	5,219
Treasuries/government bonds	4,150	—
Other interest-bearing securities except loans	52,973	—
Loans in the form of interest-bearing securities	—	49,039
Loans to credit institutions	—	26,756
Loans to the public	—	276,225
Derivatives	10,643	—
Shares	20	—
Total financial assets	67,786	357,239

	December 31, 2025
Skr bn	Carrying amount	Adjustment to carrying amount from exposure	Central governments	Regional governments	Multilateral development banks	Public sector entity	Financial institutions	Corporates
Cash and cash equivalents	7.3	0.1	1.0	—	—	—	6.1	—
Treasuries/government bonds	13.4	0.0	13.4	—	—	—	—	—
Other interest-bearing securities except loans	43.2	0.2	14.9	9.4	5.1	—	12.9	0.7
Loans in the form of interest-bearing securities	47.5	-0.3	—	—	—	—	—	47.8
Loans to credit institutions including cash and cash equivalents[1]	22.9	6.7	10.8	0.4	—	—	4.1	0.9
Loans to the public	200.2	-2.2	100.4	1.0	0.0	—	3.4	97.8
Derivatives	6.7	1.6	—	—	—	—	5.1	—
Shares	—	—	—	—	—	—	—	—
Other assets	0.8	0.8	—	—	—	—	—	—
Total financial assets	342.0	6.8	140.5	10.9	5.1	—	31.7	147.1
Contingent liabilities and commitments[2]	91.5	0.0	76.3	0.6	—	—	0.5	14.2
Total	433.6	6.8	216.8	11.4	5.1	—	32.2	161.3

	December 31, 2024
Skr bn	Carrying amount	Adjustment to carrying amount from exposure	Central governments	Regional governments	Multilateral development banks	Public sector entity	Financial institutions	Corporates
Cash and cash equivalents	5.2	—	1.0	—	—	—	4.2	0.0
Treasuries/government bonds	4.2	0.1	4.1	—	—	—	—	—
Other interest-bearing securities except loans	52.8	-0.1	13.2	16.6	6.3	1.0	15.2	0.6
Loans in the form of interest-bearing securities	48.7	-0.3	0.6	—	—	—	—	48.4
Loans to credit institutions including cash and cash equivalents[1]	13.5	3.1	4.8	0.5	—	—	4.2	0.9
Loans to the public	224.4	-1.9	124.4	1.0	0.7	—	4.4	95.8
Derivatives	10.6	4.7	—	—	—	—	5.9	0.0
Shares	0.0	0.0	—	—	—	—	—	0.0
Other assets	0.3	0.1	0.2	—	—	—	—	—
Total financial assets	359.7	5.7	148.3	18.1	7.0	1.0	33.9	145.7
Contingent liabilities and commitments[2]	66.3	-0.2	49.3	0.6	—	—	0.2	16.4
Total	426.0	5.5	197.6	18.7	7.0	1.0	34.1	162.1
1    Skr 6.9 billion (2024: Skr 3.2 billion) of the carrying amount for Loans to credit institutions is cash collateral under the CSAs for derivative contracts.
2    Contingent liabilities and commitments, except cash collateral.

Skr bn	Interest-bearing securities and lending				Committed undisbursed loans, derivatives, etc.				Total
	31 dec 2025		31 dec 2024		31 dec 2025		31 dec 2024		31 dec 2025		31 dec 2024
Exposure class	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%
Central governments	140.5	42.5	148.3	42.6	76.3	78.8	49.3	68.2	216.8	50.8	197.6	47.0
Regional governments	10.9	3.3	18.2	5.3	0.6	0.6	0.5	0.7	11.4	2.7	18.7	4.5
Multilateral development banks	5.1	1.6	7.0	2.0	—	—	—	—	5.1	1.2	7.0	1.7
Public sector entity	—	—	1.0	0.3	—	—	—	—	0.0	0.0	1.0	0.2
Financial institutions	26.6	8.1	28.0	8.0	5.7	5.9	6.1	8.4	32.2	7.5	34.1	8.1
Corporates	147.1	44.6	145.7	41.8	14.2	14.7	16.4	22.7	161.3	37.8	162.1	38.5
Equity exposures	—	—	0.0	0.0	—	—	—	—	—	—	0.0	0.0
Total	330.1	100.0	348.2	100.0	96.8	100.0	72.3	100.0	426.9	100.0	420.5	100.0

	December 31, 2025
Skr bn	Middle East/Africa/Turkey	Asia excl. Japan	Japan	North America	Latin America	Sweden	Western Europe excl. Sweden	Central and Eastern Europe	Total
Central governments	49.4	0.8	—	—	42.0	19.9	10.7	—	122.8
Regional governments	1.8	—	—	—	—	8.6	1.1	0.0	11.5
Multilateral development banks	—	0.8	—	—	—	—	4.4	—	5.1
Public sector entity	—	—	—	—	—	—	—	—	—
Financial institutions	—	—	2.0	2.9	—	15.5	8.4	20.9	49.7
Corporates	11.8	1.8	—	38.3	10.9	126.3	43.6	5.1	237.8
Equity exposures	—	—	—	—	—	—	—	—	—
Total	63.0	3.4	2.0	41.2	52.9	170.2	68.1	26.0	426.9

	December 31, 2024
Skr bn	Middle East/Africa/Turkey	Asia excl. Japan	Japan	North America	Latin America	Sweden	Western Europe excl. Sweden	Central and Eastern Europe	Total
Central governments	26.2	1.7	—	—	44.3	13.9	4.7	—	90.8
Regional governments	0.9	—	—	—	—	15.3	1.5	0.1	17.8
Multilateral development banks	—	0.6	—	0.6	—	—	5.1	—	6.3
Public sector entity	—	—	—	—	—	—	1.0	—	1.0
Financial institutions	—	—	0.8	1.7	—	17.7	9.8	21.1	51.1
Corporates	16.3	2.5	—	56.2	10.7	131.0	33.0	3.8	253.5
Equity exposures	—	—	—	—	—	0.0	—	—	—
Total	43.4	4.8	0.8	58.5	55.0	177.9	55.1	25.0	420.5
Geographical breakdown of net exposures by exposure class

	December 31, 2025
Skr bn	Middle East/Africa/Turkey	Asia excl. Japan	Japan	North America	Latin America	Sweden	Western Europe excl. Sweden	Central and Eastern Europe	Total
Central governments	0.0	0.0	—	0.2	—	201.8	12.8	2.0	216.8
Regional governments	—	—	—	—	—	10.3	1.1	0.0	11.4
Multilateral development banks	—	0.8	—	—	—	—	4.4	—	5.1
Public sector entity	—	—	—	—	—	—	—	—	—
Financial institutions	0.0	—	2.1	3.2	0.0	16.6	10.3	—	32.2
Corporates	0.3	0.9	3.2	7.7	2.4	112.5	32.6	1.8	161.3
Equity exposures	—	—	—	—	—	—	—	—	—
Total	0.3	1.7	5.3	11.1	2.4	341.2	61.1	3.7	426.9

	December 31, 2024
Skr bn	Middle East/Africa/Turkey	Asia excl. Japan	Japan	North America	Latin America	Sweden	Western Europe excl. Sweden	Central and Eastern Europe	Total
Central governments	0.0	0.1	—	0.4	—	187.4	7.7	2.0	197.6
Regional governments	—	—	—	—	—	17.1	1.5	0.1	18.7
Multilateral development banks	—	0.7	—	0.5	—	—	5.8	—	7.0
Public sector entity	—	—	—	—	—	—	1.0	—	1.0
Financial institutions	—	—	0.9	2.2	—	18.8	12.2	—	34.1
Corporates	0.1	1.1	3.0	8.4	3.3	110.2	35.1	0.9	162.1
Equity exposures	—	—	—	—	—	0.0	—	—	0.0
Total	0.1	1.9	3.9	11.5	3.3	333.5	63.3	3.0	420.5
Gross exposures Europe, excluding Sweden, breakdown by exposure class

	December 31, 2025
Skr bn	Central governments	Regional governments	Multilateral development banks	Public sector entity	Financial institutions	Corporates	Total
Poland	—	—	—	—	20.9	4.0	25.0
United Kingdom	—	—	—	—	0.1	20.2	20.3
Germany	8.9	—	—	—	1.4	0.2	10.5
Finland	—	1.1	0.4	—	0.1	7.5	9.1
France	1.8	—	—	—	2.4	2.4	6.6
Denmark	—	—	—	—	1.2	4.9	6.2
Luxembourg	—	—	4.0	—	—	0.5	4.5
Norway	—	—	—	—	0.9	2.2	3.1
Ireland	—	—	—	—	0.1	2.0	2.1
Spain	—	—	—	—	1.0	0.9	2.0
Netherlands	—	—	—	—	0.4	0.5	0.9
Italy	—	—	—	—	—	0.7	0.7
Belgium	—	—	—	—	—	0.7	0.7
Portugal	—	—	—	—	—	0.7	0.7
Austria	—	—	—	—	0.7	—	0.7
Serbia	—	—	—	—	—	0.6	0.6
Montenegro	—	—	—	—	—	0.2	0.2
Czech Republic	—	—	—	—	—	0.1	0.1
Slovakia	—	—	—	—	—	0.1	0.1
Iceland	—	—	—	—	—	0.0	0.0
Russian Federation	—	—	—	—	—	0.0	0.0
Latvia	—	0.0	—	—	—	—	0.0
Lithuania	—	—	—	—	—	—	—
Estonia	—	—	—	—	—	—	—
Total	10.7	1.1	4.4	—	29.3	48.7	94.2

	December 31, 2024
Skr bn	Central governments	Regional governments	Multilateral development banks	Public sector entity	Financial institutions	Corporates	Total
Poland	—	—	—	—	21.0	2.1	23.1
Finland	1.1	1.5	—	—	0.1	9.2	11.9
United Kingdom	—	—	—	—	0.1	8.4	8.5
Denmark	—	—	—	1.0	2.0	4.2	7.2
France	0.5	—	—	—	3.4	2.7	6.6
Luxembourg	—	—	5.1	—	—	0.6	5.7
Germany	2.2	—	—	—	1.0	0.4	3.6
Norway	—	—	—	—	0.2	2.9	3.1
Spain	—	—	—	—	1.2	1.1	2.3
Austria	0.9	—	—	—	0.8	—	1.7
Netherlands	—	—	—	—	0.9	0.7	1.6
Italy	—	—	—	—	—	1.1	1.1
Serbia	—	—	—	—	—	0.9	0.9
Portugal	—	—	—	—	—	0.8	0.8
Belgium	—	—	—	—	—	0.6	0.6
Ireland	—	—	—	—	0.2	0.2	0.4
Lithuania	—	—	—	—	—	0.2	0.2
Czech Republic	—	—	—	—	—	0.2	0.2
Estonia	—	—	—	—	—	0.1	0.1
Latvia	—	0.0	—	—	—	0.1	0.1
Slovakia	—	—	—	—	—	0.1	0.1
Iceland	—	—	—	—	—	0.1	0.1
Russian Federation	—	—	—	—	—	0.1	0.1
Montenegro	—	—	—	—	—	—	—
Total	4.7	1.5	5.1	1.0	30.9	36.8	80.0
Net exposures Europe, excluding Sweden, breakdown by exposure class

	December 31, 2025
Skr bn	Central governments	Regional governments	Multilateral development banks	Public sector entity	Financial institutions	Corporates	Total
Germany	9.7	—	—	—	1.8	1.0	12.6
United Kingdom	—	—	—	—	2.4	6.3	8.7
Luxembourg	—	—	4.0	—	—	3.6	7.6
Finland	—	1.1	0.4	—	0.2	4.8	6.5
France	2.1	—	—	—	0.4	3.8	6.4
Denmark	0.3	—	—	—	1.2	4.2	5.8
Norway	0.4	—	—	—	1.0	2.2	3.6
Poland	2.0	—	—	—	—	1.5	3.4
Belgium	—	—	—	—	0.6	2.8	3.4
Spain	—	—	—	—	1.4	0.8	2.3
Ireland	—	—	—	—	—	1.5	1.5
Portugal	—	—	—	—	—	0.8	0.8
Austria	—	—	—	—	0.7	—	0.7
Netherlands	0.1	—	—	—	0.4	0.1	0.6
Switzerland	—	—	—	—	0.1	0.4	0.5
Italy	—	—	—	—	—	0.2	0.2
Serbia	—	—	—	—	—	0.1	0.1
Czech Republic	—	—	—	—	—	0.1	0.1
Slovakia	—	—	—	—	—	0.1	0.1
Iceland	—	—	—	—	—	0.0	0.0
Latvia	—	0.0	—	—	—	—	0.0
Montenegro	—	—	—	—	—	0.0	0.0
Estonia	—	—	—	—	—	—	—
Lithuania	—	—	—	—	—	—	—
Total	14.7	1.1	4.4	—	10.3	34.4	64.8

	December 31, 2024
Skr bn	Central governments	Regional governments	Multilateral development banks	Public sector entity	Financial institutions	Corporates	Total
Luxembourg	—	—	5.8	—	—	4.9	10.7
United Kingdom	—	—	—	—	2.6	6.2	8.8
Finland	1.1	1.5	—	—	0.2	5.4	8.2
France	1.9	—	—	—	1.0	4.1	7.0
Denmark	0.5	—	—	1.0	2.0	3.4	6.9
Germany	2.6	—	—	—	1.8	2.1	6.5
Norway	0.5	—	—	—	0.3	2.8	3.6
Belgium	—	—	—	—	0.6	2.4	3.0
Spain	—	—	—	—	1.8	0.4	2.2
Poland	2.1	—	—	—	—	—	2.1
Austria	0.9	—	—	—	0.8	—	1.7
Ireland	—	—	—	—	—	1.4	1.4
Netherlands	0.1	—	—	—	1.0	0.3	1.4
Portugal	—	—	—	—	—	0.8	0.8
Switzerland	—	—	—	—	0.2	0.5	0.7
Serbia	—	—	—	—	—	0.3	0.3
Italy	—	—	—	—	—	0.2	0.2
Lithuania	—	—	—	—	—	0.2	0.2
Czech Republic	—	—	—	—	—	0.2	0.2
Estonia	—	—	—	—	—	0.1	0.1
Latvia	—	0.0	—	—	—	0.1	0.1
Slovakia	—	—	—	—	—	0.1	0.1
Iceland	—	—	—	—	—	0.1	0.1
Montenegro	—	—	—	—	—	—	—
Total	9.7	1.5	5.8	1.0	12.3	36.0	66.3
Corporate exposures, broken down by industry[1]

	December 31, 2025		December 31, 2024
Skr bn	Gross exposure	Net exposure	Gross exposure	Net exposure
Industrials	66.8	66.3	70.9	64.0
IT and telecom	45.3	11.7	71.2	17.0
Consumer goods	27.3	25.6	29.0	25.8
Materials	26.5	17.6	29.6	17.8
Utilities	39.8	15.5	27.6	13.5
Finance	16.6	14.6	13.9	17.0
Healthcare	9.0	6.9	4.7	4.1
Energy	3.8	1.1	4.8	1.4
Real Estate	2.2	1.5	1.4	1.1
Other	0.4	0.4	0.4	0.4
Total	237.8	161.3	253.5	162.1
1 In accordance with the reporting standard (GICS).

Schedule of credit quality

	December 31, 2025
Skr mn	AAA	AA+ to A-	BBB+ to BBB-	BB+ to B-	CCC to D	Carrying amount
Cash and cash equivalents	1,000	6,258	—	1	—	7,259
Treasuries/government bonds	11,585	1,834	—	—	—	13,419
Other interest-bearing securities except loans	22,989	19,573	676	—	—	43,237
Loans in the form of interest-bearing securities	—	16,715	30,770	—	—	47,485
Loans to credit institutions	11,169	10,433	1,143	195	—	22,939
Loans to the public	97,626	18,567	47,313	34,229	2,481	200,216
Derivatives	—	6,700	0	20	—	6,721
Shares	—	—	—	—	—	—
Total financial assets	144,369	80,079	79,903	34,445	2,481	341,277
Committed undisbursed loans	76,607	678	1,664	2,264	410	81,624

	December 31, 2024
Skr mn	AAA	AA+ to A-	BBB+ to BBB-	BB+ to B-	CCC to D	Carrying amount
Cash and cash equivalents	1,000	4,217	—	2	—	5,219
Treasuries/government bonds	1,650	2,500	—	—	—	4,150
Other interest-bearing securities except loans	31,758	20,527	558	—	—	52,843
Loans in the form of interest-bearing securities	600	18,329	28,997	800	—	48,726
Loans to credit institutions	4,730	7,566	1,219	14	—	13,529
Loans to the public	120,840	21,292	44,737	36,586	899	224,354
Derivatives	—	10,625	18	—	—	10,643
Shares	—	—	—	—	20	20
Total financial assets	160,578	85,056	75,529	37,402	919	359,484
Committed undisbursed loans	49,762	675	3,236	3,214	—	56,887

Schedule of impact of credit risk hedges
Impact of credit risk hedges
Gross exposures by exposure class

	December 31, 2025
Skr bn	Central govern-ments	Regional govern-ments	Multilateral development banks	Public sector entity	Financial institutions	Corpo-rates	Equity exposures	Total	whereof subject to the write-down requirement in IFRS9[1]
Amounts related to hedges issued by:
Central governments	92.0	1.8	—	—	20.9	71.5	—	186.2	186.2
of which, guarantees issued by EKN	92.0	1.8	—	—	20.9	59.4	—	174.1	174.1
of which, guarantees issued by other export credit agencies	0.0	—	—	—	—	2.4	—	2.5	2.5
of which, other guarantees	—	—	—	—	—	9.6	—	9.6	9.6
Regional governments	—	—	—	—	0.4	1.3	—	1.7	1.7
Multilateral development banks	—	—	—	—	—	0.0	—	0.0	0.0
Financial institutions	0.0	—	—	—	—	3.8	—	3.9	3.9
of which, credit default swaps	—	—	—	—	—	—	—	—	—
of which, guarantees	0.0	—	—	—	—	3.8	—	3.9	3.9
Corporates	0.2	—	—	—	—	13.2	—	13.4	13.4
of which, credit insurance from insurance companies	0.2	—	—	—	—	8.8	—	9.0	9.0
of which, other guarantees	—	—	—	—	—	4.4	—	4.4	4.4
Total hedged exposures	92.2	1.8	—	—	21.3	89.8	—	205.2	205.2
Unhedged exposures[2]	30.6	9.7	5.1	—	28.4	148.0	—	221.7	165.1
Total	122.8	11.5	5.1	—	49.7	237.8	—	426.9	370.2

	December 31, 2024
Skr bn	Central govern-ments	Regional govern-ments	Multilateral development banks	Public sector entity	Financial institutions	Corpo-rates	Equity exposures	Total	whereof subject to the write-down requirement in IFRS9[1]
Amounts related to hedges issued by:
Central governments	71.7	0.9	—	—	21.0	85.3	—	178.9	178.9
of which, guarantees issued by EKN	71.6	0.9	—	—	21.0	72.5	—	166.0	166.0
of which, guarantees issued by other export credit agencies	0.1	—	—	—	—	3.3	—	3.4	3.4
of which, other guarantees	—	—	—	—	—	9.5	—	9.5	9.5
Regional governments	—	—	—	—	0.5	1.3	—	1.8	1.8
Multilateral development banks	—	—	—	—	—	0.7	—	0.7	0.7
Financial institutions	0.1	—	—	—	—	4.4	—	4.5	4.5
of which, credit default swaps	—	—	—	—	—	—	—	—	—
of which, guarantees	0.1	—	—	—	—	4.4	—	4.5	4.5
Corporates	0.4	—	—	—	—	14.8	—	15.2	15.2
of which, credit insurance from insurance companies	0.4	—	—	—	—	10.6	—	11.0	11.0
of which, other guarantees	—	—	—	—	—	4.2	—	4.2	4.2
Total hedged exposures	72.2	0.9	—	—	21.5	106.5	—	201.1	201.1
Unhedged exposures[2]	18.6	16.9	6.3	1.0	29.6	147.0	0.0	219.4	162.5
Total	90.8	17.8	6.3	1.0	51.1	253.5	—	420.5	363.6
1    Assets valued at accrued acquisition value, which are subject to the write-down requirements in IFRS 9.
2    Exposures whereby the hedge issuer belongs to the same group as the counterparty in the unhedged exposure have been reported as “Unhedged exposures.” The amounts for these were Skr 39.0 billion (2024: Skr 36.1 billion) for corporates, Skr 0.0 billion (2024: Skr 0.0 billion) for financial institutions and Skr 0.0 billion (2024: Skr 0.0 billion) for central governments.

Schedule of risk specific measures

Market risk, type	Definition	Source
Interest rate risk regarding changes in the economic value of SEK’s portfolio (EVE)	The interest rate risk regarding changes in economic value is calculated by means of a 100 basis-point parallel shift in all yield curves, as well as rotations of all yield curves.	The risk pertains to SEK’s overall business profile, particularly the balance between interest-bearing assets and liabilities in terms of volume and fixed interest terms. The risk measurement captures the long-term impact of changes in interest rates.
Credit spread risk in assets
Credit spread risk in assets is calculated as the potential impact on SEK’s own funds, in the form of unrealized gains or losses, as a result of a 100 basis-point shift in the credit spreads for assets measured at fair value.
The risk is attributable to SEK’s liquidity portfolio.
Credit spread risk in own debt	Credit spread risk in own debt is calculated as the potential impact on SEK’s equity, in the form of unrealized gains or losses, resulting from a 20 basis points change in SEK’s own credit spreads.	The risk is attributable to SEK’s structured debt measured at fair value.
Cross-currency basis spread risk
The cross-currency basis spread risk measures the potential impact on SEK’s own funds, in the form of unrealized gains or losses, as a result of changes in cross-currency basis spreads by 20 basis points.
The risk is attributable to cross-currency basis swaps used by SEK to hedge the currency risk in the portfolio.
Currency risk
The risk is calculated as the change in value of all foreign currency positions excluding unrealized changes in fair value at an assumed 10 percentage-point change in the exchange rate between the respective currency and the Swedish krona.
The foreign exchange position mainly arises on an ongoing basis due to differences between revenues and costs in foreign currency.
Tenor basis spread risk
Tenor basis spread risk measures the potential impact on SEK’s economic value, in the form of unrealized gains or losses, as a result of 10 basis point shifts of interest rate curves of different tenors.
The risk is attributable to lending and borrowing with one and six month tenors which are not swapped to three month tenors.
Other risks (commodity and volatility risks)	Commodity risk, commodity volatility risk, FX volatility risk and interest rate volatility risk all measures unrealized gains or losses and are calculated by stress tests of underlying indices or volatilities.	SEK’s interest rate volatility risk is mainly attributable to embedded interest rate floors in lending transactions, while commodity risks and FX volatility risks only arise from structured borrowing. Although all structured cash flows are matched through a hedging swap, there could be an impact on SEK’s result. These risks are low, and arise because valuation of the bond, but not the swap, takes SEK’s own credit spread into account.

Schedule of change in the market interest rate
Change in value should the market interest rate rise by one percentage point
Impact on the value of assets and liabilities, including derivatives, should the market interest rate rise by one percentage point (+1 percent).

	2025		2024
Skr mn	Total	of which, financial instruments measured at fair value through profit or loss	Total	of which, financial instruments measured at fair value through profit or loss
Foreign currency	-295	240	-53	206
Swedish kronor	-102	66	-124	83
Total	-397	306	-177	289

Change in value should the market interest rate decline by one percentage point
Impact on the value of assets and liabilities, including derivatives, should the market interest rate decline by one percentage point (-1 percent).

	2025		2024
Skr mn	Total	of which, financial instruments measured at fair value through profit or loss	Total	of which, financial instruments measured at fair value through profit or loss
Foreign currency	557	-249	159	-205
Swedish kronor	153	-66	172	-82
Total	710	-315	331	-287

Schedule of assets and liabilities denominated in foreign currency

	December 31, 2025			December 31, 2024
Currency	Exchange rate	Share (%)	Currency positions (Skr mn)	Exchange rate	Share (%)	Currency positions (Skr mn)
AUD	6.1682	0.9	214	6.8684	0.7	187
EUR	10.8308	0.6	-155	11.4822	1.2	297
MXN	0.5134	0.5	-137	0.5406	0.4	-107
BRL	1.6782	0.3	-65	1.7876	0.1	-19
USD	9.2140	0.1	-27	11.0488	0.8	-210
JPY	0.0589	0.0	12	0.0703	0.2	54
GBP	12.4029	0.0	-3	13.8574	0.2	-59
Other		0.7	-130		0.6	-93
Total foreign currency position		3.1	-291		4.2	50
In accordance with SEK’s strategy for risk management, currency positions attributable to unrealized changes in fair value are not hedged. Currency positions excluding unrealized changes in fair value amounted to Skr -5 million (year-end 2024 Skr 47 million) at year end. Assets and liabilities denominated in foreign currency are included in the total volumes of assets and liabilities in the following amounts.

Skr mn	December 31, 2025	December 31, 2024
Total assets	349,964	368,094
of which, denominated in foreign currencies	221,992	312,313
Total liabilities	325,875	343,522
of which, denominated in foreign currencies	222,283	312,265

Summary of liquidity reserve

	December 31, 2025
Skr bn	Total	Skr	EUR	USD	Other
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks	33.0	6.0	11.2	15.8	—
Securities issued or guaranteed by municipalities or other public entities	11.2	4.2	0.7	6.3	—
Covered bonds issued by other institutions	12.0	11.2	0.8	—	—
Balances with National Debt Office	1.0	1.0	—	—	—
Total liquidity reserve	57.2	22.4	12.7	22.1	—

	December 31, 2024
Skr bn	Total	Skr	EUR	USD	Other
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks	25.3	11.0	8.0	6.3	—
Securities issued or guaranteed by municipalities or other public entities	18.3	7.1	3.8	7.4	—
Covered bonds issued by other institutions	13.1	13.1	—	—	—
Balances with National Debt Office	1.0	1.0	—	—	—
Total liquidity reserve	57.7	32.2	11.8	13.7	—
1 The liquidity reserve is a part of SEK’s liquidity investments.

Schedule of liquidity investments by remaining maturity

Percent	Dec 31, 2025	Dec 31, 2024
< 1 year	75	78
1 year – 3 years	18	18
> 3 years	7	4

Schedule of key figures for liquidity risk	Key figures for liquidity risk

Percent	Dec 31, 2025	Dec 31, 2024
LCR	611	583
NSFR	120	129

Summary of liquidity investments by exposure type and region	Liquidity investments by exposure type

Percent	Dec 31, 2025	Dec 31, 2024
States and multilateral development banks	54	42
Local government	17	29
Covered bonds	19	21
Financial institutions	9	7
Corporates	1	1

Schedule of contractual flows

	December 31, 2025
Skr mn	Due ≤ 1 month	Due 1 month ≤ 3 months	Due 3 months ≤ 1 year	Due 1 year ≤ 3 years	Due 3 years ≤ 5 years	Due > 5 years	Total cash flow	Discounting effect	Carrying amount
Financial assets
Cash and cash equivalents	4,267	3,016	—	—	—	—	7,283	-24	7,259
Treasuries/government bonds	3	9,699	2,784	1,082	—	—	13,568	-149	13,419
Other interest-bearing securities except loans	6,697	10,842	11,055	11,734	4,356	—	44,683	-1,446	43,237
Loans in the form of interest-bearing securities	2,638	1,982	4,630	12,741	14,216	21,073	57,280	-9,795	47,485
Loans to credit institutions	7,003	212	3,029	2,079	3,082	11,776	27,181	-4,242	22,939
Loans to the public	4,086	8,009	36,007	79,596	39,972	60,347	228,017	-27,801	200,216
Derivatives	157	706	882	2,643	1,319	2,703	8,410	-1,690	6,721
of which cash inflow in currency derivatives	155	4,036	3,327	12,040	8,074	508	28,140
of which cash outflow in currency derivatives	-160	-3,677	-3,251	-11,070	-7,534	-410	-26,102
Shares	—	—	—	—	—	—	—	—	—
Total	24,853	34,465	58,386	109,876	62,945	95,899	386,423	-45,146	341,277
of which derivatives in hedge relationship	73	479	481	1,950	642	494	4,119	-1,175	2,944

	December 31, 2025
Skr mn	Due ≤ 1 month	Due 1 month ≤ 3 months	Due 3 months ≤ 1 year	Due 1 year ≤ 3 years	Due 3 years ≤ 5 years	Due > 5 years	Total cash flow	Discounting effect	Carrying amount
Financial liabilities
Borrowing from credit institutions	-4,410	—	—	—	—	—	-4,410	0	-4,410
Debt securities issued	-4,473	-34,306	-62,350	-131,929	-55,687	-54,855	-343,601	43,379	-300,222
Derivatives	-594	-1,434	-3,243	-858	-639	-420	-7,189	-1,798	-8,988
of which cash inflow in currency derivatives	6,047	7,706	39,848	21,851	5,997	4,317	85,766
of which cash outflow in currency derivatives	-6,584	-8,961	-42,944	-22,663	-6,641	-4,508	-92,300
Total	-9,477	-35,741	-65,593	-132,787	-56,326	-55,276	-355,201	41,580	-313,620
of which derivatives in hedge relationship	-58	-76	-257	-228	-330	-315	-1,263	-146	-1,409
Commitments
Committed undisbursed loans	-4,678	-3,056	-21,345	-39,394	1,722	66,751
Liquidity surplus (+)/ deficit (-)	10,698	-4,332	-28,552	-62,306	8,341	107,375	31,222
Accumulated liquidity surplus (+)/deficit (-)	10,698	6,365	-22,187	-84,493	-76,152	31,222	31,222

	December 31, 2024
Skr mn	Due ≤ 1 month	Due 1 month ≤ 3 months	Due 3 months ≤ 1 year	Due 1 year ≤ 3 years	Due 3 years ≤ 5 years	Due > 5 years	Total cash flow	Discounting effect	Carrying amount
Financial assets
Cash and cash equivalents	5,221	—	—	—	—	—	5,221	-2	5,219
Treasuries/government bonds	552	2,712	919	—	—	—	4,183	-33	4,150
Other interest-bearing securities except loans	11,769	11,371	16,883	11,513	2,657	—	54,193	-1,350	52,843
Loans in the form of interest-bearing securities	164	1,212	8,677	15,835	13,352	18,912	58,152	-9,426	48,726
Loans to credit institutions	3,318	229	1,653	1,848	1,842	7,447	16,337	-2,808	13,529
Loans to the public	6,110	11,919	43,236	85,530	43,302	62,657	252,754	-28,400	224,354
Derivatives	924	480	2,795	3,799	2,109	2,616	12,723	-2,080	10,643
of which cash inflow in currency derivatives	4,930	5,250	34,440	29,660	9,062	7,185	90,527
of which cash outflow in currency derivatives	-4,654	-5,007	-32,313	-27,940	-8,557	-6,982	-85,453
Shares	—	—	—	—	—	20	20	0	20
Total	28,058	27,923	74,163	118,525	63,262	91,652	403,583	-44,099	359,484
of which derivatives in hedge relationship	-132	-371	-509	1,479	644	1,259	2,370	-397	1,973

	December 31, 2024
Skr mn	Due ≤ 1 month	Due 1 month ≤ 3 months	Due 3 months ≤ 1 year	Due 1 year ≤ 3 years	Due 3 years ≤ 5 years	Due > 5 years	Total cash flow	Discounting effect	Carrying amount
Financial liabilities
Borrowing from credit institutions	-8,607	—	—	—	—	—	-8,607	0	-8,607
Debt securities issued	-8,413	-14,509	-80,112	-143,615	-51,727	-63,353	-361,729	45,341	-316,388
Derivatives	36	-493	-1,219	-920	-1,054	-685	-4,335	-892	-5,227
of which cash inflow in currency derivatives	131	6,485	8,671	5,125	5,615	1,783	27,810
of which cash outflow in currency derivatives	-220	-6,958	-9,782	-5,933	-6,638	-2,188	-31,719
Total	-16,984	-15,002	-81,331	-144,535	-52,781	-64,038	-374,671	44,449	-330,222
of which derivatives in hedge relationship	-17	-240	-823	-485	-980	-460	-3,005	81	-2,924
Commitments
Committed undisbursed loans	-1,232	-6,818	-16,325	-19,775	1,384	42,766
Liquidity surplus (+)/ deficit (-)	9,842	6,103	-23,493	-45,785	11,865	70,380	28,912
Accumulated liquidity surplus (+)/deficit (-)	9,842	15,945	-7,548	-53,333	-41,468	28,912	28,912